Revenue Recognition - Schedule of Changes in deferred revenue from contracts with customers were as follows (Detail) - Rigetti Holdings [Member] - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Disclosure Of Change In Contract Liability With Customers [Line Items]
Balance at beginning of period	$ (491,827)	$ (2,151,683)	$ (339,536)
Deferral of revenue	(5,488,426)	(364,545)	(2,062,773)
Recognition of deferred revenue	5,349,260	2,024,401	250,626
Balance at end of period	$ (630,993)	$ (491,827)	$ (2,151,683)